GAIN/(LOSS) ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Summary) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Gain/(loss) on sale of vessels		$ 2,250,000	$ 0	$ (2,578,000)
Gain on termination of charters		0	0	0
Total Gain/(loss) on sale of assets	$ 2,250,000	$ 2,250,000	$ 0	$ (2,578,000)